PREPAYMENTS AND OTHER CURRENT ASSETS - Allowance for Credit Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
PREPAYMENTS AND OTHER CURRENT ASSETS
Balance at beginning of year	$ 9,343	$ 3,629	$ 2,210
Additional provision	29,309	6,021	1,367
Foreign currency translation adjustments	(320)	(307)	52
Balance at end of year	$ 38,332	$ 9,343	$ 3,629